                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Enterprise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                      A SHARES              B SHARES              C SHARES           I SHARES
                    since 1/7/54         since 12/20/91         since 7/20/93      since 8/12/05
------------------------------------------------------------------------------------------------
                              W/MAX                 W/MAX                 W/MAX
                              5.75%                 5.00%                 1.00%
AVERAGE ANNUAL   W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES      W/O SALES
TOTAL RETURNS     CHARGES    CHARGE     CHARGES    CHARGE     CHARGES    CHARGE       CHARGES

Since
Inception          10.97%     10.86%      6.62%      6.62%      5.43%      5.43%        3.62%

10-year            -0.64      -1.23      -1.25      -1.25      -1.40      -1.40           --

5-year              5.94       4.69       5.15       4.91       5.13       5.13           --

1-year             -9.87     -15.03     -10.55     -15.02     -10.57     -11.46        -9.62

6-month           -11.62     -16.70     -12.00     -16.40     -12.00     -12.88       -11.52
------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflects the conversion of Class B shares into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million,
(iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. Periods of less than one year are not annualized.

The Russell 1000(R) Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000(R) Index companies with higher price-to-book ratios and higher expected growth values. The Russell 1000(R) Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

Subprime mortgage securities-related writedowns at financial companies continued in the first quarter of 2008, and the contagion continued to spread to other debt-related instruments. Despite sound fundamentals, the corporate loan market came under stress as investor risk aversion intensified. The dealer community suffered heavier losses as liquidity dried up. With their capital positions impaired, banks cut back lending and raised credit standards. In addition, the auction rate securities market collapsed as banks refused to support auction prices, leading to high interest rate burdens for borrowers ranging from municipalities to students.

As the credit crisis unfolded and with corporate earnings and overall gross domestic product (GDP) growth at risk, the broad market trended lower. The S&P 500(R) hit a low of 1,256.98 on March 17, 2008, as the Federal Reserve (the "Fed") engineered a buyout of failing Bear Stearns by JPMorgan Chase. The Fed had been aggressively easing the target federal funds rate to help support the markets and the economy, but ultimately had to resort to more extreme measures of providing liquidity, including opening the Primary Dealer Credit Facility, to avoid a potential collapse of the U.S. financial system. Calm returned to the market, liquidity improved for a while, and the broad market rallied as investors sought stocks with growth potential and reasonable valuations.

However, continuing job losses, increasing food and energy costs, tumbling home values, declining home building activity, increasing housing supply, and still tight credit markets continued to weigh on the U.S. economy. As commodity-based inflation began to spread to other economic sectors, the Fed changed its bias from downside concern about economic growth to upside concern about inflation. That change in stance drove the market lower in June, as investors anticipated federal funds rate increases. The dominant theme for the latter part of the second quarter of 2008 became global inflation and its impact on corporate earnings.

PERFORMANCE ANALYSIS

All share classes of Van Kampen Enterprise Fund underperformed the Russell 1000(R) Growth Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

-----------------------------------------------------------------
                                                 RUSSELL
                                                 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   GROWTH INDEX

      -11.62%   -12.00%   -12.00%   -11.52%      -9.06%
-----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the Russell 1000 Growth Index, the Fund's dominant source of underperformance was stock selection, primarily in the financial sector. The Fund held a larger position in companies with capital markets and/or mortgage securities exposure relative to the Index. A number of these stocks fell considerably during the period, due to a combination of company-specific problems and declining investor confidence in financial stocks in general. Stock selection in the consumer discretionary, consumer staples, and industrials sectors also detracted from performance.

In contrast, positive contributions to relative performance came from superior stock selection in the technology, health care, and materials sectors. Within the technology sector, the Fund's underweight exposures to a bellwether software company, a leading semiconductor company and a computer services/internet company, and our overweight exposures to a communications technology provider, a communications semiconductor chip maker and a technology services consulting company were additive to relative results for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS AS OF 6/30/08
Apple, Inc.                                                       2.8%
Microsoft Corp.                                                   2.7
IBM Corp.                                                         2.2
Google, Inc.                                                      1.9
Monsanto Co.                                                      1.8
Procter & Gamble Co.                                              1.7
Hewlett-Packard Co.                                               1.6
McDonald's Corp.                                                  1.5
Cisco Systems, Inc.                                               1.4
Halliburton Co.                                                   1.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/08
Computer Hardware                                                 6.9%
Oil & Gas Equipment & Services                                    6.3
Aerospace & Defense                                               5.8
Communications Equipment                                          5.1
Systems Software                                                  4.4
Semiconductors                                                    3.9
Biotechnology                                                     3.7
Railroads                                                         3.5
Internet Software & Services                                      3.4
Pharmaceuticals                                                   3.0
Household Products                                                2.9
Soft Drinks                                                       2.5
Oil & Gas Drilling                                                2.5
Construction & Farm Machinery & Heavy Trucks                      2.3
Diversified Metals & Mining                                       2.2
Managed Health Care                                               2.1
Health Care Services                                              2.1
Restaurants                                                       1.9
Fertilizers & Agricultural Chemicals                              1.8
Tobacco                                                           1.7
Oil & Gas Storage & Transportation                                1.5
Computer Storage & Peripherals                                    1.5
Electronic Equipment Manufacturers                                1.4
Integrated Oil & Gas                                              1.3
Health Care Equipment                                             1.3
IT Consulting & Other Services                                    1.2
Application Software                                              1.2
Data Processing & Outsourced Services                             1.2
Drug Retail                                                       1.2
Movies & Entertainment                                            1.2
Electric Utilities                                                1.1
Broadcasting & Cable TV                                           1.0
Wireless Telecommunication Services                               1.0
Semiconductor Equipment                                           0.9
Hypermarkets & Super Centers                                      0.9

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 6/30/08
                                       (continued from previous page)
Oil & Gas Exploration & Production                                0.9
Specialized Finance                                               0.9
Investment Banking & Brokerage                                    0.8
Footwear                                                          0.8
Environmental & Facilities Services                               0.8
Steel                                                             0.8
Computer & Electronics Retail                                     0.7
Packaged Foods & Meats                                            0.7
Asset Management & Custody Banks                                  0.6
Agricultural Products                                             0.6
Industrial Gases                                                  0.5
Casinos & Gaming                                                  0.5
Oil & Gas Refining & Marketing                                    0.5
Apparel Retail                                                    0.5
Auto Parts & Equipment                                            0.5
Health Care Technology                                            0.4
Coal & Consumable Fuels                                           0.4
Health Care Distributors                                          0.3
Brewers                                                           0.3
Personal Products                                                 0.3
Consumer Electronics                                              0.2
Air Freight & Logistics                                           0.2
Trucking                                                          0.2
Gas Utilities                                                     0.2
Electronic Manufacturing Services                                 0.2
Internet Retail                                                   0.2
Home Entertainment Software                                       0.2
Department Stores                                                 0.2
Thrifts & Mortgage Finance                                        0.1
Human Resource & Employment Services                              0.1
Airlines                                                          0.1
                                                                -----
Total Long-Term Investments                                      99.6
Total Repurchase Agreements                                       0.5
                                                                -----
Total Investments                                               100.1
Liabilities in Excess of Other Assets                            (0.1)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING         ENDING        EXPENSES PAID
                                                      ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                      ------------------------------------------------
                                                         1/1/08           6/30/08       1/1/08-6/30/08
Class A
 Actual.............................................  1,$000.00...       $  883.81          $5.01
 Hypothetical.......................................  1,000.00...         1,019.56           5.37
 (5% annual return before expenses)
Class B
 Actual.............................................  1,000.00...           880.03           8.60
 Hypothetical.......................................  1,000.00...         1,015.74           9.22
 (5% annual return before expenses)
Class C
 Actual.............................................  1,000.00...           879.97           8.60
 Hypothetical.......................................  1,000.00...         1,015.74           9.22
 (5% annual return before expenses)
Class I
 Actual.............................................  1,000.00...           884.81           3.84
 Hypothetical.......................................  1,000.00...         1,020.76           4.12
 (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.07%, 1.84%, 1.84% and 0.82% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team and the Fund's portfolio management strategy over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  99.6%
AEROSPACE & DEFENSE  5.8%
BE Aerospace, Inc. (a)......................................    47,563    $    1,107,742
Boeing Co. .................................................    18,351         1,206,028
General Dynamics Corp. .....................................    85,292         7,181,586
Goodrich Corp. .............................................   157,059         7,454,020
Honeywell International, Inc. ..............................   194,406         9,774,734
L-3 Communications Holdings, Inc. ..........................    62,213         5,653,295
Northrop Grumman Corp. .....................................   114,494         7,659,649
Precision Castparts Corp. ..................................    86,734         8,358,555
Rockwell Collins, Inc. .....................................    59,028         2,830,983
United Technologies Corp. ..................................   185,381        11,438,008
                                                                          --------------
                                                                              62,664,600
                                                                          --------------
AGRICULTURAL PRODUCTS  0.6%
Bunge Ltd. (Bermuda)........................................    59,341         6,390,432
                                                                          --------------

AIR FREIGHT & LOGISTICS  0.2%
UTi Worldwide, Inc. (British Virgin Islands)................   125,599         2,505,700
                                                                          --------------

AIRLINES  0.1%
AMR Corp. (a)...............................................   158,904           813,588
                                                                          --------------

APPAREL RETAIL  0.5%
Guess?, Inc. ...............................................    60,658         2,271,642
Urban Outfitters, Inc. (a)..................................    93,357         2,911,805
                                                                          --------------
                                                                               5,183,447
                                                                          --------------
APPLICATION SOFTWARE  1.2%
ANSYS, Inc. (a).............................................   135,552         6,387,210
Citrix Systems, Inc. (a)....................................   133,856         3,936,705
Salesforce.com, Inc. (a)....................................    40,809         2,784,398
                                                                          --------------
                                                                              13,108,313
                                                                          --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.6%
Federated Investors, Inc., Class B..........................    45,412         1,563,081
Franklin Resources, Inc. ...................................    57,786         5,296,087
                                                                          --------------
                                                                               6,859,168
                                                                          --------------
AUTO PARTS & EQUIPMENT  0.5%
BorgWarner, Inc. ...........................................   112,688         5,001,093
                                                                          --------------

BIOTECHNOLOGY  3.7%
Biogen Idec, Inc. (a).......................................   111,379         6,224,972
Celgene Corp. (a)...........................................   192,404        12,288,844
Genentech, Inc. (a).........................................   112,945         8,572,526
Gilead Sciences, Inc. (a)...................................   253,935        13,445,858
                                                                          --------------
                                                                              40,532,200
                                                                          --------------
BREWERS  0.3%
Anheuser-Busch Cos., Inc. ..................................    60,330         3,747,700
                                                                          --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
BROADCASTING & CABLE TV  1.0%
Comcast Corp., Class A......................................   136,112    $    2,582,045
DIRECTV Group, Inc. (a).....................................   208,283         5,396,612
DISH Network Corp., Class A (a).............................   108,539         3,178,022
                                                                          --------------
                                                                              11,156,679
                                                                          --------------
CASINOS & GAMING  0.5%
Las Vegas Sands Corp. (a)...................................    21,979         1,042,684
Scientific Games Corp., Class A (a).........................    76,125         2,254,822
Wynn Resorts Ltd. ..........................................    25,637         2,085,570
                                                                          --------------
                                                                               5,383,076
                                                                          --------------
COAL & CONSUMABLE FUELS  0.4%
Foundation Coal Holdings, Inc. .............................    45,964         4,071,491
                                                                          --------------

COMMUNICATIONS EQUIPMENT  5.1%
Ciena Corp. (a).............................................   115,441         2,674,768
Cisco Systems, Inc. (a).....................................   665,529        15,480,204
Corning, Inc. ..............................................   523,414        12,064,693
EchoStar Corp., Class A (a).................................    21,748           678,973
Harris Corp. ...............................................   109,881         5,547,892
QUALCOMM, Inc. .............................................   263,335        11,684,174
Research In Motion Ltd. (Canada) (a)........................    59,815         6,992,373
                                                                          --------------
                                                                              55,123,077
                                                                          --------------
COMPUTER & ELECTRONICS RETAIL  0.7%
GameStop Corp., Class A (a).................................   198,441         8,017,016
                                                                          --------------

COMPUTER HARDWARE  6.9%
Apple, Inc. (a).............................................   180,954        30,298,938
Diebold, Inc. ..............................................    79,246         2,819,573
Hewlett-Packard Co. ........................................   405,212        17,914,422
IBM Corp. ..................................................   201,825        23,922,317
                                                                          --------------
                                                                              74,955,250
                                                                          --------------
COMPUTER STORAGE & PERIPHERALS  1.5%
EMC Corp. (a)...............................................   559,623         8,220,862
NetApp, Inc. (a)............................................    98,489         2,133,272
Seagate Technology (Cayman Islands).........................   285,725         5,465,919
                                                                          --------------
                                                                              15,820,053
                                                                          --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  2.3%
Cummins, Inc. ..............................................   103,165         6,759,371
Deere & Co. ................................................   119,449         8,615,856
Manitowoc Co., Inc. ........................................   153,098         4,980,278
Terex Corp. (a).............................................    85,634         4,399,019
                                                                          --------------
                                                                              24,754,524
                                                                          --------------
CONSUMER ELECTRONICS  0.2%
Garmin Ltd. (Cayman Islands)................................    59,942         2,567,915
                                                                          --------------

DATA PROCESSING & OUTSOURCED SERVICES  1.2%
Alliance Data Systems Corp. (a).............................    82,000         4,637,100
Global Payments, Inc. ......................................   174,376         8,125,922
                                                                          --------------
                                                                              12,763,022
                                                                          --------------

See Notes to Financial Statements                                             13

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
DEPARTMENT STORES  0.2%
Nordstrom, Inc. ............................................    54,079    $    1,638,594
                                                                          --------------

DIVERSIFIED METALS & MINING  2.2%
Companhia Vale do Rio Doce--ADR (Brazil)....................   208,467         7,467,288
Freeport-McMoRan Copper & Gold, Inc. .......................    64,510         7,559,927
Southern Copper Corp. ......................................    86,116         9,182,549
                                                                          --------------
                                                                              24,209,764
                                                                          --------------
DRUG RETAIL  1.2%
CVS Caremark Corp. .........................................   318,843        12,616,617
                                                                          --------------

ELECTRIC UTILITIES  1.1%
Allegheny Energy, Inc. .....................................    42,792         2,144,307
Exelon Corp. ...............................................   103,035         9,269,029
                                                                          --------------
                                                                              11,413,336
                                                                          --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.4%
Amphenol Corp., Class A.....................................   184,583         8,284,085
National Instruments Corp. .................................   260,957         7,403,350
                                                                          --------------
                                                                              15,687,435
                                                                          --------------
ELECTRONIC MANUFACTURING SERVICES  0.2%
Jabil Circuit, Inc. ........................................   136,098         2,233,368
                                                                          --------------

ENVIRONMENTAL & FACILITIES SERVICES  0.8%
Waste Management, Inc. .....................................   223,107         8,413,365
                                                                          --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.8%
Monsanto Co. ...............................................   153,297        19,382,873
                                                                          --------------

FOOTWEAR  0.8%
NIKE, Inc., Class B.........................................   152,661         9,100,122
                                                                          --------------

GAS UTILITIES  0.2%
Equitable Resources, Inc. ..................................    33,281         2,298,386
                                                                          --------------

HEALTH CARE DISTRIBUTORS  0.3%
McKesson Corp. .............................................    67,296         3,762,519
                                                                          --------------

HEALTH CARE EQUIPMENT  1.3%
Hologic, Inc. (a)...........................................    72,716         1,585,209
Intuitive Surgical, Inc. (a)................................     7,775         2,094,585
Medtronic, Inc. ............................................    44,834         2,320,159
Stryker Corp. ..............................................   132,215         8,313,679
                                                                          --------------
                                                                              14,313,632
                                                                          --------------
HEALTH CARE SERVICES  2.1%
Express Scripts, Inc. (a)...................................   149,876         9,400,223
Medco Health Solutions, Inc. (a)............................   231,521        10,927,791
Omnicare, Inc. .............................................   105,558         2,767,731
                                                                          --------------
                                                                              23,095,745
                                                                          --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY  0.4%
Cerner Corp. (a)............................................    43,047    $    1,944,864
HLTH Corp. (a)..............................................   187,866         2,126,643
                                                                          --------------
                                                                               4,071,507
                                                                          --------------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)...................................    41,985         1,865,394
                                                                          --------------

HOUSEHOLD PRODUCTS  2.9%
Colgate-Palmolive Co. ......................................   188,477        13,023,761
Procter & Gamble Co. .......................................   297,116        18,067,624
                                                                          --------------
                                                                              31,091,385
                                                                          --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.1%
Monster Worldwide, Inc. (a).................................    51,527         1,061,971
                                                                          --------------

HYPERMARKETS & SUPER CENTERS  0.9%
Wal-Mart Stores, Inc. ......................................   174,577         9,811,227
                                                                          --------------

INDUSTRIAL GASES  0.5%
Praxair, Inc. ..............................................    57,194         5,389,963
                                                                          --------------

INTEGRATED OIL & GAS  1.3%
Exxon Mobil Corp. ..........................................   113,666        10,017,384
Occidental Petroleum Corp. .................................    49,717         4,467,570
                                                                          --------------
                                                                              14,484,954
                                                                          --------------
INTERNET RETAIL  0.2%
Amazon.com, Inc. (a)........................................    27,536         2,019,215
                                                                          --------------

INTERNET SOFTWARE & SERVICES  3.4%
Akamai Technologies, Inc. (a)...............................    70,036         2,436,552
eBay, Inc. (a)..............................................   440,644        12,042,801
Google, Inc., Class A (a)...................................    38,761        20,404,566
WebMD Health Corp., Class A (a).............................    61,780         1,723,662
                                                                          --------------
                                                                              36,607,581
                                                                          --------------
INVESTMENT BANKING & BROKERAGE  0.8%
Goldman Sachs Group, Inc. ..................................    52,396         9,164,060
                                                                          --------------

IT CONSULTING & OTHER SERVICES  1.2%
Accenture Ltd., Class A (Bermuda)...........................   274,257        11,167,745
Cognizant Technology Solutions Corp., Class A (a)...........    73,750         2,397,613
                                                                          --------------
                                                                              13,565,358
                                                                          --------------
MANAGED HEALTH CARE  2.1%
Aetna, Inc. ................................................   201,911         8,183,453
Humana, Inc. (a)............................................   168,345         6,695,080
UnitedHealth Group, Inc. (b)................................   313,855         8,238,694
                                                                          --------------
                                                                              23,117,227
                                                                          --------------

See Notes to Financial Statements                                             15

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT  1.2%
DreamWorks Animation SKG, Inc., Class A (a).................   188,430    $    5,617,098
News Corp., Class A.........................................   154,230         2,319,619
Walt Disney Co. ............................................   149,848         4,675,258
                                                                          --------------
                                                                              12,611,975
                                                                          --------------
OIL & GAS DRILLING  2.5%
ENSCO International, Inc. ..................................    43,626         3,522,363
Nabors Industries Ltd. (Bermuda) (a)........................   177,801         8,753,143
Noble Corp. (Cayman Islands)................................   122,653         7,967,539
Pride International, Inc. (a)...............................    77,334         3,657,125
Transocean, Inc. (Cayman Islands) (a).......................    18,219         2,776,394
                                                                          --------------
                                                                              26,676,564
                                                                          --------------
OIL & GAS EQUIPMENT & SERVICES  6.3%
Baker Hughes, Inc. .........................................    26,738         2,335,297
BJ Services Co. ............................................   105,238         3,361,302
Halliburton Co. ............................................   275,573        14,624,659
Helix Energy Solutions Group, Inc. (a)......................    60,507         2,519,512
National-Oilwell Varco, Inc. (a)............................   146,749        13,019,571
Schlumberger Ltd. (Netherlands Antilles)....................   113,863        12,232,302
Superior Energy Services, Inc. (a)..........................    72,736         4,010,663
TETRA Technologies, Inc. (a)................................   146,302         3,468,820
Weatherford International Ltd. (Bermuda) (a)................   251,655        12,479,571
                                                                          --------------
                                                                              68,051,697
                                                                          --------------
OIL & GAS EXPLORATION & PRODUCTION  0.9%
Chesapeake Energy Corp. ....................................   147,599         9,735,630
                                                                          --------------

OIL & GAS REFINING & MARKETING  0.5%
Valero Energy Corp. ........................................   126,621         5,214,253
                                                                          --------------

OIL & GAS STORAGE & TRANSPORTATION  1.5%
El Paso Corp. ..............................................   376,590         8,187,067
Frontline Ltd. (Bermuda)....................................   115,418         8,053,868
                                                                          --------------
                                                                              16,240,935
                                                                          --------------
PACKAGED FOODS & MEATS  0.7%
Kellogg Co. ................................................   156,846         7,531,745
                                                                          --------------

PERSONAL PRODUCTS  0.3%
Bare Escentuals, Inc. (a)...................................   184,995         3,464,956
                                                                          --------------

PHARMACEUTICALS  3.0%
Abbott Laboratories.........................................   105,558         5,591,407
APP Pharmaceuticals, Inc. (a)...............................   237,945         3,978,440
Johnson & Johnson...........................................    64,909         4,176,245
Merck & Co., Inc. ..........................................   305,975        11,532,198
Schering-Plough Corp. ......................................   345,830         6,809,393
                                                                          --------------
                                                                              32,087,683
                                                                          --------------
RAILROADS  3.5%
Burlington Northern Santa Fe Corp. .........................    47,661         4,760,857
CSX Corp. ..................................................   187,450        11,773,735

 16                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
RAILROADS (CONTINUED)
Norfolk Southern Corp. .....................................   138,325    $    8,668,828
Union Pacific Corp. ........................................   163,244        12,324,922
                                                                          --------------
                                                                              37,528,342
                                                                          --------------
RESTAURANTS  1.9%
McDonald's Corp. ...........................................   280,072        15,745,648
Panera Bread Co., Class A (a)...............................    69,874         3,232,371
Starbucks Corp. (a).........................................   122,689         1,931,125
                                                                          --------------
                                                                              20,909,144
                                                                          --------------
SEMICONDUCTOR EQUIPMENT  0.9%
MEMC Electronic Materials, Inc. (a).........................   160,978         9,906,586
                                                                          --------------

SEMICONDUCTORS  3.9%
Cypress Semiconductor Corp. (a).............................    69,634         1,723,442
Integrated Device Technology, Inc. (a)......................   218,111         2,168,024
Intel Corp. ................................................   551,009        11,835,673
LSI Corp. (a)...............................................   453,909         2,787,001
NVIDIA Corp. (a)............................................   345,792         6,473,226
PMC--Sierra, Inc. (a).......................................   879,014         6,724,457
Texas Instruments, Inc. ....................................   394,487        11,108,754
                                                                          --------------
                                                                              42,820,577
                                                                          --------------
SOFT DRINKS  2.5%
Coca-Cola Co. ..............................................   178,155         9,260,497
Hansen Natural Corp. (a)....................................   147,774         4,258,847
Pepsi Bottling Group, Inc. .................................   160,934         4,493,277
PepsiCo, Inc. ..............................................   139,878         8,894,842
                                                                          --------------
                                                                              26,907,463
                                                                          --------------
SPECIALIZED FINANCE  0.9%
CME Group, Inc. ............................................     7,425         2,845,186
Nasdaq Stock Market, Inc. (a)...............................   172,297         4,574,485
NYSE Euronext...............................................    38,599         1,955,425
                                                                          --------------
                                                                               9,375,096
                                                                          --------------
STEEL  0.8%
Steel Dynamics, Inc. .......................................   208,974         8,164,614
                                                                          --------------

SYSTEMS SOFTWARE  4.4%
McAfee, Inc. (a)............................................   172,818         5,880,996
Microsoft Corp. ............................................  1,048,088       28,832,901
Oracle Corp. (a)............................................   355,184         7,458,864
Red Hat, Inc. (a)...........................................   211,282         4,371,425
VMware, Inc., Class A (a)...................................    27,369         1,474,094
                                                                          --------------
                                                                              48,018,280
                                                                          --------------
THRIFTS & MORTGAGE FINANCE  0.1%
Federal Home Loan Mortgage Corp. ...........................    74,677         1,224,703
                                                                          --------------

See Notes to Financial Statements                                             17

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES         VALUE
----------------------------------------------------------------------------------------
TOBACCO  1.7%
Altria Group, Inc. .........................................   143,474    $    2,949,826
Lorillard, Inc. (a).........................................    79,033         5,465,922
Philip Morris International, Inc. ..........................   211,267        10,434,477
                                                                          --------------
                                                                              18,850,225
                                                                          --------------
TRUCKING  0.2%
Landstar System, Inc. ......................................    41,969         2,317,528
                                                                          --------------

WIRELESS TELECOMMUNICATION SERVICES  1.0%
American Tower Corp., Class A (a)...........................   234,793         9,920,004
Leap Wireless International, Inc. (a).......................    24,420         1,054,212
                                                                          --------------
                                                                              10,974,216
                                                                          --------------

TOTAL LONG-TERM INVESTMENTS  99.6%
  (Cost $1,021,081,399)................................................    1,080,446,154
                                                                          --------------

REPURCHASE AGREEMENTS  0.5%
Banc of America Securities ($1,731,940 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $1,732,060).........        1,731,940
Citigroup Global Markets, Inc. ($1,731,940 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  2.50%, dated 06/30/08, to be sold on 07/01/08 at $1,732,060).........        1,731,940
JPMorgan Chase & Co. ($519,581 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $519,619)........................          519,581
State Street Bank & Trust Co. ($1,711,539 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.85%, dated 06/30/08, to be sold on 07/01/08 at $1,711,627).........        1,711,539
                                                                          --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $5,695,000)....................................................        5,695,000
                                                                          --------------

TOTAL INVESTMENTS  100.1%
  (Cost $1,026,776,399)................................................    1,086,141,154

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.1%)..........................       (1,026,114)
                                                                          --------------

NET ASSETS  100.0%.....................................................   $1,085,115,040
                                                                          ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

 18                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, September 2008
  (Current Notional Value of $64,055 per contract)..........     77          $(303,888)
                                                                 --          ---------

See Notes to Financial Statements                                             19

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,026,776,399).....................  $1,086,141,154
Cash........................................................               8
Receivables:
  Investments Sold..........................................      98,516,294
  Fund Shares Sold..........................................       2,223,728
  Dividends.................................................         570,229
  Variation Margin on Futures...............................           5,038
  Interest..................................................             366
Other.......................................................         236,696
                                                              --------------
    Total Assets............................................   1,187,693,513
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      98,898,199
  Fund Shares Repurchased...................................       1,388,245
  Distributor and Affiliates................................         510,424
  Investment Advisory Fee...................................         463,926
Trustees' Deferred Compensation and Retirement Plans........         354,431
Accrued Expenses............................................         963,248
                                                              --------------
    Total Liabilities.......................................     102,578,473
                                                              --------------
NET ASSETS..................................................  $1,085,115,040
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,534,129,788
Net Unrealized Appreciation.................................      59,060,867
Accumulated Undistributed Net Investment Income.............         (27,538)
Accumulated Net Realized Loss...............................    (508,048,077)
                                                              --------------
NET ASSETS..................................................  $1,085,115,040
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $900,156,876 and 64,685,904 shares of
    beneficial interest issued and outstanding).............  $        13.92
    Maximum sales charge (5.75%* of offering price).........            0.85
                                                              --------------
    Maximum offering price to public........................  $        14.77
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $111,057,889 and 8,907,666 shares of
    beneficial interest issued and outstanding).............  $        12.47
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,480,233 and 1,227,540 shares of
    beneficial interest issued and outstanding).............  $        12.61
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $58,420,042 and 4,179,671 shares of
    beneficial interest issued and outstanding).............  $        13.98
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $14,410).....  $   6,658,623
Interest....................................................        162,762
                                                              -------------
    Total Income............................................      6,821,385
                                                              -------------
EXPENSES:
Investment Advisory Fee.....................................      2,838,279
Distribution (12b-1) and Service Fees
  Class A...................................................      1,153,924
  Class B...................................................        651,241
  Class C...................................................         84,961
Transfer Agent Fees.........................................      1,551,794
Accounting and Administrative Expenses......................         97,661
Reports to Shareholders.....................................         86,549
Professional Fees...........................................         45,653
Registration Fees...........................................         45,002
Custody.....................................................         28,849
Trustees' Fees and Related Expenses.........................         25,579
Other.......................................................         24,256
                                                              -------------
    Total Expenses..........................................      6,633,748
    Less Credits Earned on Cash Balances....................         23,623
                                                              -------------
    Net Expenses............................................      6,610,125
                                                              -------------
NET INVESTMENT INCOME.......................................  $     211,260
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  18,004,861
  Futures...................................................     (2,799,458)
  Foreign Currency Transactions.............................        187,588
                                                              -------------
Net Realized Gain...........................................     15,392,991
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    225,016,521
                                                              -------------
  End of the Period:
    Investments.............................................     59,364,755
    Futures.................................................       (303,888)
                                                              -------------
                                                                 59,060,867
                                                              -------------
Net Unrealized Depreciation During the Period...............   (165,955,654)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(150,562,663)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(150,351,403)
                                                              =============

See Notes to Financial Statements                                             21

VAN KAMPEN ENTERPRISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $      211,260      $    2,067,130
Net Realized Gain.....................................       15,392,991          51,097,260
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (165,955,654)        100,867,176
                                                         --------------      --------------
Change in Net Assets from Operations..................     (150,351,403)        154,031,566
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................              -0-          (1,826,593)
  Class B Shares......................................              -0-                 -0-
  Class C Shares......................................              -0-                 -0-
  Class I Shares......................................              -0-            (210,924)
                                                         --------------      --------------
Total Distributions...................................              -0-          (2,037,517)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (150,351,403)        151,994,049
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       55,585,718         117,611,578
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................              -0-           1,823,269
Cost of Shares Repurchased............................     (123,089,236)       (305,635,623)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (67,503,518)       (186,200,776)
                                                         --------------      --------------
TOTAL DECREASE IN NET ASSETS..........................     (217,854,921)        (34,206,727)
NET ASSETS:
Beginning of the Period...............................    1,302,969,961       1,337,176,688
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(27,538) and $(238,798),
  respectively).......................................   $1,085,115,040      $1,302,969,961
                                                         ==============      ==============

 22                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                    YEAR ENDED DECEMBER 31,
CLASS A SHARES                   JUNE 30,    ----------------------------------------------------
                                   2008        2007       2006       2005       2004       2003
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $ 15.75     $  14.06   $  13.20   $  12.28   $  11.86   $   9.44
                                 -------     --------   --------   --------   --------   --------
  Net Investment
    Income/Loss (a)............     0.01         0.04      (0.01)     (0.01)      0.02      (0.02)
  Net Realized and Unrealized
    Gain/Loss..................    (1.84)        1.68       0.87       0.93       0.40       2.44
                                 -------     --------   --------   --------   --------   --------
Total from
  Investment Operations........    (1.83)        1.72       0.86       0.92       0.42       2.42
Less Distributions from Net
  Investment Income............      -0-         0.03        -0-        -0-        -0-        -0-
                                 -------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $ 13.92     $  15.75   $  14.06   $  13.20   $  12.28   $  11.86
                                 =======     ========   ========   ========   ========   ========

Total Return (b)............... -11.62%*       12.21%      6.52%      7.49%      3.54%     25.64%
Net Assets at End of the Period
  (In millions)................  $ 900.2     $1,068.5   $1,082.1   $1,152.3   $1,230.7   $1,296.5
Ratio of Expenses to Average
  Net Assets...................    1.07%        1.05%      1.09%      1.10%      1.11%      1.15%
Ratio of Net Investment Income/
  Loss to Average Net Assets...    0.12%        0.27%     (0.10%)    (0.10%)     0.18%     (0.16%)
Portfolio Turnover.............      21%*         52%       110%        42%       154%       140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             23

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                       SIX MONTHS
                                         ENDED               YEAR ENDED DECEMBER 31,
CLASS B SHARES                          JUNE 30,    ------------------------------------------
                                          2008       2007     2006     2005     2004     2003
                                       -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................  $ 14.17     $12.72   $12.03   $11.27   $10.97   $ 8.80
                                        -------     ------   ------   ------   ------   ------
  Net Investment Loss (a).............    (0.04)     (0.07)   (0.11)   (0.10)   (0.06)   (0.09)
  Net Realized and Unrealized
    Gain/Loss.........................    (1.66)      1.52     0.80     0.86     0.36     2.26
                                        -------     ------   ------   ------   ------   ------
Total from Investment Operations......    (1.70)      1.45     0.69     0.76     0.30     2.17
                                        -------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD....  $ 12.47     $14.17   $12.72   $12.03   $11.27   $10.97
                                        =======     ======   ======   ======   ======   ======

Total Return (b)...................... -12.00%*     11.40%    5.74%    6.74%    2.73%   24.66%
Net Assets at End of the Period (In
  millions)...........................  $ 111.1     $156.7   $208.3   $272.0   $387.0   $451.2
Ratio of Expenses to Average
  Net Assets..........................    1.84%      1.82%    1.86%    1.87%    1.88%    1.93%
Ratio of Net Investment Loss to
  Average Net Assets..................   (0.65%)    (0.50%)  (0.88%)  (0.87%)  (0.60%)  (0.93%)
Portfolio Turnover....................      21%*       52%     110%      42%     154%     140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 24                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                 YEAR ENDED DECEMBER 31,
CLASS C SHARES                       JUNE 30,    ----------------------------------------------
                                       2008       2007      2006      2005      2004      2003
                                    -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................  $ 14.33     $12.87    $12.18    $11.41    $11.11    $ 8.91
                                     -------     ------    ------    ------    ------    ------
  Net Investment Loss (a)..........    (0.04)     (0.07)    (0.11)    (0.10)    (0.07)    (0.09)
  Net Realized and Unrealized
    Gain/Loss......................    (1.68)      1.53      0.80      0.87      0.37      2.29
                                     -------     ------    ------    ------    ------    ------
Total from Investment Operations...    (1.72)      1.46      0.69      0.77      0.30      2.20
                                     -------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.......................  $ 12.61     $14.33    $12.87    $12.18    $11.41    $11.11
                                     =======     ======    ======    ======    ======    ======

Total Return (b)...................  -12.00%*    11.34%     5.67%     6.75%     2.70%    24.69%
Net Assets at End of the Period (In
  millions)........................  $  15.5     $ 19.9    $ 21.1    $ 27.1    $ 35.4    $ 46.3
Ratio of Expenses to Average Net
  Assets...........................    1.84%      1.82%     1.86%     1.87%     1.88%     1.93%
Ratio of Net Investment Loss to
  Average Net Assets...............   (0.65%)    (0.50%)   (0.88%)   (0.87%)   (0.61%)   (0.93%)
Portfolio Turnover.................      21%*       52%      110%       42%      154%      140%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             25

VAN KAMPEN ENTERPRISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                          SIX MONTHS         YEAR ENDED       AUGUST 12, 2005
                                            ENDED           DECEMBER 31,     (COMMENCEMENT OF
CLASS I SHARES                             JUNE 30,       ----------------    OPERATIONS) TO
                                             2008          2007      2006    DECEMBER 31, 2005
                                       -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..............................     $ 15.80        $14.10    $13.21        $12.67
                                           -------        ------    ------        ------
  Net Investment Income (a)...........        0.03          0.08      0.02          0.01
  Net Realized and Unrealized
    Gain/Loss.........................       (1.85)         1.68      0.87          0.53
                                           -------        ------    ------        ------
Total from Investment Operations......       (1.82)         1.76      0.89          0.54
Less Distributions from Net Investment
  Income..............................         -0-          0.06       -0-           -0-
                                           -------        ------    ------        ------
NET ASSET VALUE, END OF THE PERIOD....     $ 13.98        $15.80    $14.10        $13.21
                                           =======        ======    ======        ======

Total Return (b)......................     -11.52%*       12.51%     6.74%         4.26%*
Net Assets at End of the Period (In
  millions)...........................     $  58.4        $ 57.9    $ 25.6        $ 15.7
Ratio of Expenses to Average
  Net Assets..........................       0.82%         0.80%     0.85%         0.81%
Ratio of Net Investment Income to
  Average Net Assets..................       0.38%         0.53%     0.17%         0.22%
Portfolio Turnover....................         21%*          52%      110%           42%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

*   Non-Annualized

 26                                            See Notes to Financial Statements

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Enterprise Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks. The Fund commenced investment operations on January 7, 1954. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2-- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3-- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                            INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                              SECURITIES       INSTRUMENTS*
Level 1--Quoted Prices....................................  $1,080,446,154       $(303,888)
Level 2--Other Significant Observable Inputs..............       5,695,000             -0-
Level 3--Significant Unobservable Inputs..................             -0-             -0-
                                                            --------------       ---------
  Total...................................................  $1,086,141,154       $(303,888)
                                                            ==============       =========

*   Other financial instruments include futures, forwards, and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $51,023,324. At December 31, 2007, the Fund had an accumulated capital loss carryforward for tax purposes of $523,431,020 which will expire according to the following schedule:

   AMOUNT                                                                   EXPIRATION
$ 51,832,077 ..........................................................  December 31, 2009
 457,676,977 ..........................................................  December 31, 2010
  13,921,966 ..........................................................  December 31, 2011

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,026,803,344
                                                              ==============
Gross tax unrealized appreciation...........................  $  141,744,326
Gross tax unrealized depreciation...........................     (82,406,516)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   59,337,810
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

    The tax character of distributions paid during the year ended December 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $2,037,517
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $2,037,517
                                                              ==========

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $130,406

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. CREDITS EARNED ON CASH BALANCES During the six months ended June 30, 2008, the Fund's custody fee was reduced by $23,623 as a result of credits earned on cash balances.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     0.50%
Next $1 billion.............................................     0.45%
Next $1 billion.............................................     0.40%
Over $3 billion.............................................     0.35%

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $12,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $38,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $593,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $224,300 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $42,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $73,200. Sales charges do not represent expenses of the Fund.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    At June 30, 2008, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 623 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and year ended December 31, 2007, transactions were as follows:

                                             FOR THE                        FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                          JUNE 30, 2008                DECEMBER 31, 2007
                                   ---------------------------    ----------------------------
                                     SHARES          VALUE          SHARES           VALUE
Sales:
  Class A........................   2,052,750    $  29,501,359      4,312,963    $  66,299,231
  Class B........................     487,820        6,233,466      1,088,542       14,893,448
  Class C........................      43,216          563,913        169,499        2,389,370
  Class I........................   1,340,796       19,286,980      2,222,662       34,029,529
                                   ----------    -------------    -----------    -------------
Total Sales......................   3,924,582    $  55,585,718      7,793,666    $ 117,611,578
                                   ==========    =============    ===========    =============
Dividend Reinvestment:
  Class A........................         -0-    $         -0-        105,321    $   1,673,462
  Class B........................         -0-              -0-            -0-              -0-
  Class C........................         -0-              -0-            -0-              -0-
  Class I........................         -0-              -0-          9,398          149,807
                                   ----------    -------------    -----------    -------------
Total Dividend Reinvestment......         -0-    $         -0-        114,719    $   1,823,269
                                   ==========    =============    ===========    =============
Repurchases:
  Class A........................  (5,195,544)   $ (74,710,759)   (13,546,351)   $(205,637,465)
  Class B........................  (2,641,816)     (34,017,283)    (6,403,548)     (88,191,955)
  Class C........................    (204,343)      (2,662,411)      (423,420)      (5,872,514)
  Class I........................    (824,351)     (11,698,783)      (384,467)      (5,933,689)
                                   ----------    -------------    -----------    -------------
Total Repurchases................  (8,866,054)   $(123,089,236)   (20,757,786)   $(305,635,623)
                                   ==========    =============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2008, the Fund received redemption fees of approximately $700, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $241,179,059 and $291,144,189, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Fund invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2008, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2007............................     315
Futures Opened..............................................     717
Futures Closed..............................................    (955)
                                                                ----
Outstanding at June 30, 2008................................      77
                                                                ====

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,385,500 and $676,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN ENTERPRISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Enterprise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             12, 112, 212, 612
                                                                   ENTSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04251P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Enterprise Fund


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ----------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008